10. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued and unpaid dividends, amount		$ 5,852	$ 7,315
Note payable to its Chief Executive Officer	750	750	750
Series B Preferred Stock
Accrued and unpaid dividends, amount	5,120	5,852
Shares issued in lieu of dividend payment	139,000
Value of shares issued in lieu of dividend payment	$ 732	$ 5,852